Offsetting financial assets (Detail) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Netting recognized on the balance sheet
Gross assets before netting	$ 444.5	$ 325.7
Netting with gross liabilities	(103.0)	(104.3)
Net assets recognized on the balance sheet	341.5	221.4
Netting potential not recognized on the balance sheet
Financial liabilities	(166.4)	(122.9)
Collateral received	(147.7)	(85.9)
Assets after consideration of netting potential	27.4	12.6
Assets not subject to netting arrangements
Assets recognized on the balance sheet	102.4	80.5
Total assets
Total assets, after consideration of further netting potential	129.8	93.1
Total assets recognized on the balance sheet	443.9	301.9
Receivables from securities financing transactions measured at amortized cost
Netting recognized on the balance sheet
Gross assets before netting	111.4	69.2
Netting with gross liabilities	(13.3)	(12.2)
Net assets recognized on the balance sheet	98.2	56.9
Netting potential not recognized on the balance sheet
Financial liabilities	(3.1)	(1.5)
Collateral received	(95.0)	(55.2)
Assets after consideration of netting potential	0.1	0.3
Assets not subject to netting arrangements
Assets recognized on the balance sheet	20.1	17.2
Total assets
Total assets, after consideration of further netting potential	20.3	17.5
Total assets recognized on the balance sheet	118.3	74.1
Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting	178.7	128.8
Netting with gross liabilities	(2.6)	(2.5)
Net assets recognized on the balance sheet	176.1	126.3
Netting potential not recognized on the balance sheet
Financial liabilities	(135.6)	(99.3)
Collateral received	(27.1)	(23.4)
Assets after consideration of netting potential	13.5	3.7
Assets not subject to netting arrangements
Assets recognized on the balance sheet	10.3	5.4
Total assets
Total assets, after consideration of further netting potential	23.8	9.1
Total assets recognized on the balance sheet	186.4	131.7
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	42.0	31.5
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	42.0	31.5
Netting potential not recognized on the balance sheet
Financial liabilities	(25.9)	(20.4)
Collateral received	(2.4)	(2.5)
Assets after consideration of netting potential	13.7	8.7
Assets not subject to netting arrangements
Assets recognized on the balance sheet	1.9	0.8
Total assets
Total assets, after consideration of further netting potential	15.7	9.5
Total assets recognized on the balance sheet	44.0	32.3
Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	112.3	96.3
Netting with gross liabilities	(87.1)	(89.6)
Net assets recognized on the balance sheet	25.2	6.7
Netting potential not recognized on the balance sheet
Financial liabilities	(1.8)	(1.8)
Collateral received	(23.3)	(4.9)
Assets after consideration of netting potential	0.1	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	70.0	57.1
Total assets
Total assets, after consideration of further netting potential	70.1	57.1
Total assets recognized on the balance sheet	95.2	63.8
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	109.6	95.1
Netting with gross liabilities	(87.1)	(89.6)
Net assets recognized on the balance sheet	22.5	5.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.8)	(1.8)
Collateral received	(20.6)	(3.7)
Assets after consideration of netting potential	0.1	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	1.0	0.0
Total assets
Total assets, after consideration of further netting potential	1.0	0.0
Total assets recognized on the balance sheet	$ 23.4	$ 5.5